Share-Based Payment (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Weighted average remaining contractual life	6 years
Employment compensation, description	The Company granted to the Company’s Chief Executive Officer (“CEO”) upon his employment, 240,000 restricted stock units (“RSUs”) of which 60,000 RSUs were granted through to January 26, 2021, and 180,000 RSUs have been committed to be provided in three future grants of 60,000 RSUs upon each anniversary of the employment start date of the CEO with the Company. The terms of the 180,000 committed CEO RSU’s were amended subsequent to balance sheet date
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 4.0	$ 4.0
Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 18.5	$ 18.5